Reinsurance (Reinsurance Retention Policy Narrative) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Reinsurance Retention Policy [Line Items]
Reinsurance, Excess Retention, Percentage	100.00%
Fixed Annuities [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage	100.00%
Living And Death Benefit Guarantees [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage	100.00%
Maximum
Reinsurance Retention Policy [Line Items]
Reinsurance, Amount Retained, Per Life	$ 100,000